Schedule of Equity Holdings (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity Method Holding, Carrying Amount	$ 23,947	$ 4,571
Cost Method Holding, Carrying Amount	$ 9,472	10,552
FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Total Equity Holdings, Carrying Amount		28,021	$ 37,522
FG Financial Holdings LLC [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Holding, Carrying Amount		$ 4,571	$ 7,832
Equity method ownership percentage		45.10%	47.20%
Green First Common Stock [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage		8.30%	8.40%
Fair Value Method Holding, Carrying Amount		$ 10,552	$ 16,792
Firefly Systems Inc [Member] | FG Group Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Holding, Carrying Amount		$ 12,898	$ 12,898